Right of Use Assets - Schedule of Right of Use Assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Right of Use Assets [Line Items]
As at beginning of the year/period	RM 1,410,228
As at end of the year/period	1,234,159	$ 302,208	RM 1,410,228
Right-of-Use Assets, cost [Member]
Schedule of Right of Use Assets [Line Items]
As at beginning of the year/period	1,688,860	413,551	307,323
Add: New right-of-use asset recognized			1,487,466
Less: Termination			(105,860)
Less: Modification	1,014	248	(69)
As at end of the year/period	1,689,874	413,799	1,688,860
Right-of-Use Assets, Accumulated Amortization [Member]
Schedule of Right of Use Assets [Line Items]
As at beginning of the year/period	278,632	68,229	137,297
Amortization of the year/period	177,083	43,362	214,646
Less: Termination			(73,311)
As at end of the year/period	455,715	111,591	278,632
Right-of-Use Assets, carrying amount [Member]
Schedule of Right of Use Assets [Line Items]
As at beginning of the year/period	1,410,228	345,322	170,026
As at end of the year/period	RM 1,234,159	$ 302,208	RM 1,410,228